Employee Benefit Plan, Plan Termination	12 Months Ended
Sep. 30, 2025
EBP0757636
EBP, Description of Plan [Line Items]
EBP, Plan Termination	Plan Termination
Although it has not expressed intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of plan termination, participants will become 100% vested in their accounts. If such termination were to occur, the Company will instruct the trustee to either continue the management of the trust's assets or liquidate the trust and distribute the assets to the participants in accordance with the Plan Document.